Financial Instruments - Balance Sheet Location (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Derivatives Fair Value [Line Items]
Financial instruments long-term liabilities.	$ 0	$ 4,422
Financial instruments short-term liabilities	1,389	8,255
Total Derivatives	1,389	12,677
Derivatives designated as hedging instruments - effective hedges
Derivatives Fair Value [Line Items]
Financial instruments long-term liabilities.	0	4,422
Financial instruments short-term liabilities	296	839
Total derivatives not designated as hedging instruments - ineffective hedges
Derivatives Fair Value [Line Items]
Financial instruments short-term liabilities	$ 1,093	$ 7,416